Significant accounting policies (Details) ¥ in Thousands, $ in Thousands										1 Months Ended		12 Months Ended
	Nov. 13, 2018 CNY (¥)	Nov. 13, 2018 USD ($)	Jan. 10, 2017	Jan. 05, 2017	Jan. 04, 2017	Sep. 26, 2016 CNY (¥)	Sep. 26, 2016 USD ($)	Jul. 19, 2016	Jan. 18, 2010	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2021 CNY (¥) seat contribution	Dec. 31, 2021 USD ($) seat contribution	Dec. 31, 2020 CNY (¥) contribution	Dec. 31, 2020 USD ($) contribution	Dec. 31, 2019 CNY (¥) contribution	Dec. 31, 2019 USD ($) contribution	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2012	Aug. 31, 2010
Disclosure of joint ventures [line items]
Number of capital contributions made | contribution												4	4	4	4	2	2
Property | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)												1 year	1 year
Property | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)												7 years	7 years
Equipment | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)												4 years	4 years
Equipment | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)												5 years	5 years
Vehicle | Bottom of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)												1 year	1 year
Vehicle | Top of range
Disclosure of joint ventures [line items]
Right-of-use assets, useful lives (in years)												5 years	5 years
Acquired patents, know-how and in-process research & development | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												5 years	5 years
Acquired patents, know-how and in-process research & development | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												20 years	20 years
ERP management reporting software system | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												5 years	5 years
ERP management reporting software system | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												10 years	10 years
Acquired customer contracts and relationships | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												7 years	7 years
Acquired customer contracts and relationships | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												10 years	10 years
Acquired non-compete agreements
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												3 years	3 years
Acquired non-compete agreements | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												1 year	1 year
Domain names
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												15 years	15 years
Acquired trademarks and service marks
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												15 years	15 years
Internally generated fuel cell intangible assets | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												3 years	3 years
Internally generated fuel cell intangible assets | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)												5 years	5 years
Computer equipment | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)												3 years	3 years
Computer equipment | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)												10 years	10 years
Furniture and fixtures | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)												5 years	5 years
Furniture and fixtures | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)												10 years	10 years
Production and test equipment | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)												4 years	4 years
Production and test equipment | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)												15 years	15 years
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture						10.00%	10.00%					10.00%	10.00%	10.00%	10.00%
Capital contributions										¥ 6,700	$ 971
Synergy Ballard JVCo | Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture						90.00%	90.00%
Capital contributions						¥ 60,300	$ 9,000
Ballard Motive Solutions (Note 7)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%	0.00%	0.00%
Guangzhou Ballard Power Systems Co., Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			100.00%									100.00%	100.00%	100.00%	100.00%
Ballard Power Systems Europe A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary				100.00%					45.00%			100.00%	100.00%	100.00%	100.00%
Additional interests acquired																				5.00%	7.00%
Ballard Power Systems Europe A/S | Dansk Industri Invest A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					43.00%
Ballard Hong Kong Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary								100.00%				100.00%	100.00%	100.00%	100.00%
Ballard Unmanned Systems (note 8)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%	100.00%	100.00%
Ballard Services Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%	100.00%	100.00%
Ballard Fuel Cell Systems Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%	100.00%	100.00%
Ballard Power Corporation
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%	100.00%	100.00%
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%										49.00%	49.00%	49.00%	49.00%
Expected contributions to acquire interests in joint venture	¥ 539,000	$ 79,930
Cash contribution term (years)	4 years	4 years
Capital contributions												¥ 79,625	$ 12,351	¥ 155,575	$ 22,515	¥ 143,325	$ 20,944	¥ 98,000	$ 14,286
Number of board seats												5	5
Weichai Ballard JV | Weichai Power
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%	51.00%
Expected contributions to acquire interests in joint venture	¥ 561,000	$ 88,301
Number of board seats held												3	3